GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Balance at beginning of year	$ 204,084	$ 137,739
Goodwill	0	66,345
Balance at end of year	$ 204,084	$ 204,084